October 24, 2016

THE CALDWELL & ORKIN FUNDS, INC.

Supplement to the Summary Prospectus and Statutory Prospectus both dated August 30, 2016

As disclosed in the current Summary Prospectus and Statutory Prospectus, effective immediately, Ultimus Fund Solutions, LLC has assumed the duties of Administrator, Fund Accounting Agent and Transfer Agent for The Caldwell & Orkin Market Opportunity Fund (the "Fund") from ALPS Fund Services, Inc.

All purchase orders, redemption requests and other correspondence should be mailed to the Fund at the following address:

Regular Mail:
The Caldwell & Orkin Market Opportunity Fund
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Overnight Mail:
The Caldwell & Orkin Market Opportunity Fund
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

When purchasing shares of the Fund by wire transfer from your bank or other financial institution, please call the Fund at 1-800-467-7903 for wiring instructions and/or to inform the Fund of your purchase order.

The Fund's toll-free number has not changed.  Continue to call 1-800-467-7903 for information or assistance.